SUBORDINATED DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Subordinated Debentures and Other Debentures

	Trust II Debentures	Trust III Debentures	DCB Trust I Debentures
Original amount	$3,093	$2,062	$5,155
Maturity date	October 30, 2032	October 1, 2036	June 15, 2037
Interest due	Quarterly	Quarterly	Quarterly
Subordinated debentures are made up of the following as of:

	December 31, 2017	December 31, 2016
Trust II Debentures	$3,093	$3,093
Trust III Debentures	2,062	2,062
DCB Trust I Debentures	5,155	5,155
Other debentures	3,500	9,000
	$13,810	$19,310

Schedule of Trusts

	Trust II	Trust III	DCB Trust I
Formation date	Oct 30, 2002	Jul 25, 2006	Mar 29, 2007
Capital trust pass-through securities
Number of shares	3,000	2,000	5,000
Original liquidation value	$3,000	$2,000	$5,000

Common securities liquidation value	93	62	155

Schedule of Debt Maturities
Federal Home Loan Bank (FHLB) advances , as of December 31, 2017, were as follows:
Fixed-rate advances, with monthly interest payments, principal due in:

Year	Current Weighted Average Rate	Principal due
2018	1.06%	$25,000
2022	1.11%	20,000
		45,000

Fixed-rate advances, with monthly principal and interest payments, principal due in:

Year	Current Weighted Average Rate	Principal due
2021	1.38%	153
		$45,153
Maturities of subordinated debentures based on scheduled repayments at December 31, 2017 are as follows (in thousands of dollars):

Year Ended December 31	Amount
2018	$1,000
2019	2,000
2020	500
2021	—
2022	—
Thereafter	10,310
$13,810